0TYPE 13F-HR
PERIOD 09/30/09
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 12, 2009

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$ 970,260MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101        45,069 3,435,130 SH    Sole           2,746,590       688,540
AMERICAN ELECTRIC POWER             Com 025537101        30,023   968,790 SH    Sole             767,950       200,840
ALLSTATE CORPORATION                Com 020002101         4,368   142,640 SH    Sole             114,350        28,290
AMERICAN EXPRESS                    Com 025816109        19,194   566,185 SH    Sole             453,350       112,835
BOEING                              Com 097023105        42,835   791,040 SH    Sole             630,270       160,770
BANK OF AMERICA CORP                Com 060505104        21,417 1,265,771 SH    Sole           1,018,398       247,373
BAKER HUGHES INC                    Com 057224107        20,223   474,050 SH    Sole             389,650        84,400
BRISTOL-MYERS SQUIBB                Com 110122108        11,250   499,540 SH    Sole             398,290       101,250
BERKSHIRE HATHAWAY INC CL A         Com 084670108           202         2 SH    Sole                   2
CATERPILLAR INC                     Com 149123101        11,942   232,645 SH    Sole             186,045        46,600
CAPITAL ONE FINL CORP               Com 14040H105         8,577   240,040 SH    Sole             192,140        47,900
CONOCOPHILLIPS                      Com 20825C104        24,807   549,310 SH    Sole             439,510       109,800
CAMPBELL SOUP CO                    Com 134429109         7,809   239,390 SH    Sole             191,540        47,850
CVS CAREMARK CORP                   Com 126650100        10,259   287,050 SH    Sole             229,750        57,300
CHEVRON CORP                        Com 166764100        35,466   503,565 SH    Sole             402,575       100,990
DUPONT                              Com 263534109        54,543 1,697,052 SH    Sole           1,357,012       340,040
DISNEY WALT CO                      Com 254687106        22,192   808,160 SH    Sole             644,060       164,100
DOW CHEMICAL                        Com 260543103         7,933   304,280 SH    Sole             243,570        60,710
DEVON ENERGY CORP                   Com 25179M103        13,587   201,790 SH    Sole             161,490        40,300
EXELON CORP                         Com 30161N101         3,986    80,330 SH    Sole              63,730        16,600
GENERAL DYNAMICS CORP               Com 369550108        17,346   268,510 SH    Sole             214,110        54,400
GENERAL ELECTRIC                    Com 369604103        33,190 2,021,300 SH    Sole           1,611,020       410,280
HALLIBURTON CO                      Com 406216101        23,302   859,200 SH    Sole             687,350       171,850
HOME DEPOT INC                      Com 437076102         8,496   318,910 SH    Sole             255,260        63,650
HEINZ                               Com 423074103         4,651   117,010 SH    Sole              93,070        23,940
HONEYWELL INTL INC                  Com 438516106        17,688   476,130 SH    Sole             381,130        95,000
HEWLETT PACKARD CO                  Com 428236103        17,378   368,105 SH    Sole             294,685        73,420
INTERNATIONAL BUSINESS MACHINES     Com 459200101        40,849   341,515 SH    Sole             272,930        68,585
INTEL CORP                          Com 458140100         6,121   312,750 SH    Sole             250,350        62,400
JPMORGAN CHASE & CO.                Com 46625H100        25,498   581,871 SH    Sole             465,522       116,349
KRAFT FOODS INC CL A                Com 50075N104        31,054 1,182,110 SH    Sole             946,055       236,055
LOCKHEED MARTIN CORP                Com 539830109        12,116   155,170 SH    Sole             123,570        31,600
3M CO                               Com 88579Y101        24,268   328,840 SH    Sole             263,450        65,390
ALTRIA GROUP INC                    Com 02209S103         7,032   394,820 SH    Sole             331,230        63,590
MERCK & CO. INC.                    Com 58933Y105        18,864   596,394 SH    Sole             475,329       121,065
MORGAN STANLEY                      Com 617446448         8,850   286,590 SH    Sole             229,240        57,350
NORFOLK SOUTHERN                    Com 655844108         6,740   156,340 SH    Sole             125,440        30,900
NYSE EURONEXT                       Com 629491101         4,799   166,130 SH    Sole             132,930        33,200
OCCIDENTAL PETE CP                  Com 674599105        37,654   480,280 SH    Sole             384,180        96,100
PFIZER INC                          Com 717081103        40,728 2,460,925 SH    Sole           1,961,160       499,765
REGIONS FINANCIAL CORP              Com 7591EP100        13,211 2,127,310 SH    Sole           1,714,150       413,160
SARA LEE CORP                       Com 803111103         8,359   750,390 SH    Sole             600,650       149,740
SOUTHERN CO.                        Com 842587107         3,780   119,350 SH    Sole              94,620        24,730
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           232     2,199 SH    Sole               2,199
AT&T INC                            Com 00206R102        17,558   650,052 SH    Sole             520,397       129,655
TARGET CORP                         Com 87612E106         4,154    88,990 SH    Sole              71,290        17,700
TEXAS INSTRS INC                    Com 882508104        23,807 1,004,950 SH    Sole             804,350       200,600
TYCO INTL LTD                       Com H89128104         7,211   209,130 SH    Sole             168,230        40,900
US BANCORP                          Com 902973304         3,971   181,676 SH    Sole             144,265        37,411
UNITED TECHNOLOGIES                 Com 913017109        21,206   348,040 SH    Sole             278,600        69,440
VERIZON COMMUNICATIONS              Com 92343V104        16,397   541,685 SH    Sole             433,475       108,210
WALGREEN CO                         Com 931422109        12,540   334,660 SH    Sole             267,660        67,000
WELLS FARGO & CO                    Com 949746101         4,395   155,952 SH    Sole             125,182        30,770
WALMART STORES INC                  Com 931142103         2,592    52,810 SH    Sole              42,110        10,700
WYETH                               Com 983024100        28,939   595,690 SH    Sole             474,590       121,100
EXXON MOBIL CORP.                   Com 30231G102        19,607   285,779 SH    Sole             228,564        57,215

                                                    $970,260

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